FINANCE LEASES - Finance Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Lease Receivables
Finance lease receivable	$ 65,938,269	$ 79,972,156
Unearned financial income	(4,067,113)	(36,437,332)
Net investment in the lease	61,871,156	43,534,824
Financial assets	4,108,605,647	4,054,543,851
Finance Lease Receivables | Accumulated impairment
Financial Lease Receivables
Financial assets	609,122	945,327
Up to 1 year
Financial Lease Receivables
Finance lease receivable	18,524,242	29,933,148
More than a year up to two years
Financial Lease Receivables
Finance lease receivable	16,750,724	25,151,540
From two to three years
Financial Lease Receivables
Finance lease receivable	12,704,562	17,266,075
From three to five years
Financial Lease Receivables
Finance lease receivable	14,502,075	7,616,278
More than five years
Financial Lease Receivables
Finance lease receivable	$ 3,456,666	$ 5,115